Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Profit or Loss
Money market fund		$ 2,345
Equity securities-unlisted company	$ 15,350	13,668
Financial assets at fair value through profit or loss	15,350	16,013
Current	0	2,345
Non-current	15,350	13,668
Financial assets at fair value through profit or loss	$ 15,350	$ 16,013